Short-term debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Short-term debt
14. Short-term debt:

	December 31,
	2023	2022
Revolving financing facilities	$15,156	$9,102
The Company has a revolving financing facility with Hong Kong and Shanghai Banking Corporation ("HSBC"). This facility is secured by certain receivables of the Company and the maximum draw amount is $20,000, based on the receivables outstanding. As the Company collects these secured receivables, the facility is repaid. The revolving financing facility's advances in either U.S. dollars or Euros bear interest at the secured overnight financing rate plus 3.76% per annum or the Euro short-term rate plus 3.60%, respectively. As of December 31, 2023, the amount outstanding for this loan was $15,156 (December 31, 2022 - $8,308). The Company repaid and closed a line of credit with Santander during the year ended December 31, 2023 (December 31, 2022 - $794). The Company has a revolving financing facility with ING. The maximum draw amount is $1,530. Advances under this financing facility are denominated in Polish Zloty and bear interest at the Warsaw interbank offered rate plus 1.2% per annum. As of December 31, 2023, the amount outstanding for this facility was nil (December 31, 2022 - nil).